Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Years ending December 31:
2024	$ 4,435,309
2025	2,045,315
2026	1,735,201
2027	1,049,676
2028	328,861
Total undiscounted operating lease payments	9,594,362
Less: imputed interest	(683,345)
Present value of operating lease liabilities	$ 8,911,017	$ 13,880,156